UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23055
Investment Company Act file number:

USCA All Terrain Fund
(Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end:  March 31

Date of reporting period:    December 31, 2019

Item 1. Schedule of Investments.

USCA All Terrain Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK - 5.16%[a]
Chemical Companies - 0.31%
Corteva, Inc.	1,666	$49,247
DOW, Inc.	533	29,171
Dupont De Nemours, Inc.	366	23,497
Nutrien LTD[b]	1,520	72,823
		174,738
Communication Services - 0.11%
Comcast Corporation	1,400	62,958

Consumer Staples - 0.15%
Molson Coors Brewing Company	1,100	59,290
Mondēlez International, Inc.	500	27,540
		86,830
Consumer Product and Distribution Companies - 0.49%
Kimberly-Clark Corporation	200	27,510
Kontoor Brands, Inc.	1,200	50,388
PepsiCo, Inc.	300	41,001
Target Corp	700	89,747
Wal-Mart Stores Inc.	600	71,304
		279,950
Energy and Utility Companies - 0.76%
Chevron Corporation	700	84,357
ConocoPhillips	1,400	91,042
Dominion Energy, Inc.	700	57,974
Equinor ASA ADR	2,400	47,784
Phillips 66	800	89,128
Schlumberger N.V.	1,500	60,300
		430,585
Financial Services - 1.0%
American International Group	2,100	107,793
Ameriprise Financial, Inc.	300	49,974
BOK Financial Corporation	500	43,700
Citigroup Global Markets Holdings Inc.	1,400	111,846
Fidelity National Financial, Inc.	600	27,210
MetLife, Inc.	1,600	81,552
Morgan Stanley	900	46,008
Prosperity Bancshares Inc.	800	57,512
U.S. Bancorp	700	41,503
		567,098
Health Care and Related Companies - 0.69%
AbbVie Inc.	1,000	88,540
Amgen Inc.	300	72,321
AstraZeneca plc ADR	1,000	49,860

USCA All Terrain Fund
Schedule of Investments - (Continued)
December 31, 2019 (Unaudited)

	Shares	Value
Health Care and Related Companies - (continued) - 0.69%
Cardinal Health, Inc.	500	$25,290
CVS Health Corporation	600	44,574
Gilead Sciences, Inc.	800	51,984
Medtronic Public Limited Company[b]	500	56,725
		389,294
Industrials - 0.19%
Cummins Inc.	600	107,376

Logistics and Transportation - 0.17%
Seaspan Corporation[b]	3,000	42,630
Union Pacific Corporation	300	54,237
		96,867
Manufacturing Companies - 0.33%
Eaton Corporation	600	56,832
Johnson Controls International PLC	1,200	48,852
Lear Corporation	600	82,320
		188,004
Media, Communications and Entertainment - 0.15%
Verizon Communications Inc.	1,400	85,960

Real Estate Investment Trusts - 0.28%
Brookfield Property REIT Inc.	2,300	42,424
VEREIT, Inc.	6,200	57,288
VICI Properties Inc.	1,200	30,660
Weyerhaeuser Company	900	27,180
		157,552
Technology Companies and Services - 0.53%
Cisco Systems, Inc.	1,900	91,124
Intel Corporation	800	47,880
Koninklijke Philips N.V. ADR	1,200	58,560
NetApp, Inc.	900	56,025
TE Connectivity LTD.[b]	500	47,920
		301,509

TOTAL COMMON STOCK (Cost $2,497,969)		$2,928,721

USCA All Terrain Fund
Schedule of Investments - (Continued)
December 31, 2019 (Unaudited)

	Shares		Value

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 21.07%[a]
Long Equity - Domestic - 10.64%
Bridgeway Ultra Small Company Fund	51,619		$1,252,793
Gabelli Small Cap Growth Fund - Institutional Class	23,592		1,139,979
LKCM Equity Fund - Institutional Class	83,383		2,419,785
Nationwide Geneva Mid Cap Growth Fund - Class R6	59,045		1,227,546
			6,040,103
Long Equity - Global - 4.69%
First Eagle Global Fund - Institutional Class	45,750		2,663,106

Long Equity - International - 5.74%
AllianzGI NFJ International Value Fund - Institutional Class	58,631		1,142,137
Brandes International Equity Fund - Institutional Class	122,421		2,117,887
			3,260,024

TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			11,963,233
(Cost $11,525,560)		$

USCA All Terrain Fund
Schedule of Investments - (Continued)
December 31, 2019 (Unaudited)

			Next Available		Redemption
			Redemption	Frequency of	Notification
	Cost	Value	Date[d]	Redemptions	Period (Days)
INVESTMENTS IN PRIVATE INVESTMENT COMPANIES[d] - 67.50%[a]
Event Driven - 6.41%
Black Diamond Arbitrage Partners, L.P. - Series A	$3,137,819	$3,468,566	2/29/2020	Monthly	45
Perry Partners L.P. - Class Cd	361,877	169,785	n/a	Illiquid	n/a
		3,638,351
Global Equity - 10.17%
WMQS Global Equity Active Extension Onshore Fund LP	5,000,000	5,659,593	1/31/2020	Monthly	30
WMQS Global Equity Active Extension Onshore Fund LP - Class B	100,000	112,885	1/31/2020	Monthly	30
		5,772,478
Global Macro - 5.87%
Brevan Howard L.P.	2,445,000	2,824,468	3/31/2020	Monthly	90
Brevan Howard L.P. - Series I	200,000	215,315	3/31/2020	Monthly	90
Brevan Howard L.P. - Series W	200,000	293,372	3/31/2020	Monthly	90
		3,333,155
Long/Short Equity - 15.79%
Corsair Capital Partners, L.P. - Class A	2,483,000	3,013,844	3/31/2020	Quarterly	60
Greenlight Masters Qualified, L.P. - Series B	4,230,000	4,877,909	6/30/2020	Semi-Annually	90
KG Investments Fund LLC	1,000,000	1,073,270	3/31/2020	Quarterly	90
		8,965,023
Long/Short Fixed Income - 7.59%
York Global Credit Income Fund, L.P.	3,493,000	4,307,470	3/31/2020	Quarterly	90

Managed Futures - 4.94%
The Winton Fund (US) L.P.	1,696,000	1,824,583	1/31/2020	Monthly	30
The Winton Trend Fund (US) L.P.	900,000	976,791	1/31/2020	Weekly	2
		2,801,374
Multi-Strategy - 16.73%
Blue Mountain Credit Alternatives Fund L.P. - Class S	2,376,794	2,093,454	n/a	Illiquid	n/a
Double Black Diamond, L.P. - Series D	1,647,181	1,748,460	3/31/2020	Quarterly	60
Millennium USA LP	4,359,045	5,656,129	3/31/2020	Quarterly	90
		9,498,043

TOTAL INVESTMENTS IN PRIVATE INVESTMENT COMPANIES (Cost $33,629,715)
		$38,315,893

SHORT TERM INVESTMENT - 6.29%[a]	Shares
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 1.49%[f]
	3,571,642	3,571,642

TOTAL SHORT TERM INVESTMENT (Cost $3,571,642)		$3,571,642

USCA All Terrain Fund
Schedule of Investments - (Continued)
December 31, 2019 (Unaudited)

		Value
Total Investments (Cost $51,224,886) - 100.02%[a]	$	$56,779,489
Other Liabilities in Excess of Assets - (0.02%)[a]		(13,204)
TOTAL NET ASSETS - 100.00%[a]		$$56,766,285

Footnotes
ADR - American Depositary Receipt.
[a] Percentages are stated as a percent of net assets.
[b] Foreign issued security.
[c] Investments in private investment companies may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after December 31, 2019 that redemption from all or a portion of a tranche is available without fees (redemptions may be available sooner with the incurrence of a penalty). Other tranches may have an available redemption date that is after the Next Available
Redemption Date. Further, the private investment company's advisor may place additional redemption restrictions without notice based on the aggregate redemption requests at a given time.
[d] Private investment portfolio holdings detailed in the Schedule of Investments represent management's best estimate of the fair market value of each private investment's portfolio holdings as of December 31, 2019.
[e] Currently in liquidation. Receiving proceeds as liquidated.
[f] Rate reported is the 7-day current yield as of December 31, 2019.

Income Taxes

The Fund’s tax year end is December 31. The Fund is treated as a partnership for Federal income tax purposes. Each shareholder is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions when the positions are more likely than not to be sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual.

Investment Valuation

In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations, if available.  Because market quotations are not typically readily available for the majority of the Fund's securities, they are valued at fair value as determined by the Board. The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to a fair value team of one or more representatives of the Advisor, U.S. Bank Global Fund Services (the “Administrator”) and an officer of the Fund (the “Valuation Committee”).  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the fair value team may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security, and the recommendation of an Underlying Fund Manager.  The team may also enlist third-party consultants, such as an audit firm or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value.

Non-dollar-denominated securities, if any, are valued as of the close of the New York Stock Exchange (”NYSE”) at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value have materially affected the value of the securities.  Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund's NAV may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund's portfolio. The Fund's NAV per share is calculated by dividing the value of the Fund's total assets (the value of the securities the Fund holds plus cash and other assets, including dividends and interest accrued but not yet received), less accrued expenses of the Fund, less the Fund's other liabilities by the total number of shares outstanding.

For purposes of determining the NAV of the Fund, readily marketable portfolio securities listed on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

All equity securities that are not traded on a listed national exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  In the event such market quotations are not readily available, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Fund Managers. The Fund values interests in the Underlying Funds at fair value, using the net NAV or pro rata interest in the members’ capital of the Underlying Funds as a practical expedient, as provided by the investment managers of such Underlying Funds. Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and will be valued by the Underlying Fund Managers at fair value in accordance with procedures adopted by the Underlying Funds. In this regard, an Underlying Fund Manager may face a conflict of interest in valuing the securities, as their value will affect the Underlying Fund Manager’s compensation. Although the Advisor will review the valuation procedures used by all Underlying Fund Managers, the Advisor will not be able to confirm the accuracy of valuations provided by the Underlying Fund Manager and valuations provided by the Underlying Fund Manager generally will be conclusive with respect to the Fund. In addition, the net asset values or other valuation information received by the Fund from an Underlying Fund and used in calculating the Fund’s net asset value will include estimates that may be subject to later adjustment or revision by the Underlying Fund Manager. Any such adjustment or revision will either increase or decrease the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment. The Fund does not expect to restate its previous NAVs to reflect an adjustment or revision by an Underlying Fund. In the unlikely event that an Underlying Fund does not report a fiscal period end value to the Fund on a timely basis, the Fund would determine the fair value of the Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, those companies NAVs are calculated based upon the net asset values of their investments, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Fair Value of Financial Instruments

The Fund has adopted the authoritative fair valuation accounting standards of ASC 820, Fair Value Measurements and Disclosures, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Valuations based primarily on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Board’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. The following section describes the valuation techniques used by the Fund to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Investments whose values are based on quoted market prices in active markets are classified within Level 1. These investments generally include equity securities traded on a national securities exchange, certain U.S. government securities and certain money market securities. The Board does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. These investments generally include certain U.S. government and sovereign obligations, most government agency securities, and investment grade corporate bonds.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. These investments generally include private equity investments and less liquid corporate debt securities. When observable prices are not available for these investments, the Board uses one or more valuation techniques (e.g., the market approach or income approach) for which sufficient data is available. The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate. The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation. In some situations, the Board may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Board’s assessment of the most representative point within the range.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active markets for Identical Assets (Level 1)
		Significant Other	Significant Unobservable Inputs (Level 3)
		Observable Inputs
Description		(Level 2)		Total
Investments
Common Stock (a)	$2,928,721	$-	$-	$2,928,721
Investments in Registered Investment Companies (a)	11,963,233	-	-	11,963,233
Investments in Private Investment Companies (b)	-	-	-	38,315,893
Short Term Investment (c)	3,571,642	-	-	3,571,642
	$18,463,596	$-	$-	$56,779,489

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

(c)	Short Term Investments that are sweep investments for cash balances in the Fund at December 31, 2019.

During the year ended December 31, 2019, there were no transfers between Level 1, Level 2 or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USCA All Terrain Fund

By (Signature and Title       /s/ Phil Pilibosian
Phil Pilibosian, President

Date       February 11, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Phil Pilibosian
Phil Pilibosian, President

Date       February 11, 2020

By (Signature and Title)      /s/ Chris Arnold
Chris Arnold, Treasurer

Date       February 11, 2020